Cash, cash equivalents and restricted cash (Narrative) - (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
Restricted cash	$ 190,447	$ 246,518	$ 260,466